UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Sustainable Future Fund

(Prior to 4/30/18 the fund was known as Putnam VT Multi-Cap Value Fund)
The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (93.8%)(a)
		Shares	Value

Aerospace and defense (4.4%)

L3 Technologies, Inc.		2,889	$600,912

Northrop Grumman Corp.		2,655	926,914

			1,527,826
Airlines (0.8%)

American Airlines Group, Inc.		5,340	277,466

			277,466
Banks (13.6%)

Bank of America Corp.		43,720	1,311,159

Citigroup, Inc.		9,690	654,075

East West Bancorp, Inc.		9,090	568,489

First Republic Bank		10,080	933,509

KeyCorp		20,390	398,625

Old National Bancorp		10,260	173,394

PacWest Bancorp		7,830	387,820

Regions Financial Corp.		7,600	141,208

Webster Financial Corp.		3,370	186,698

			4,754,977
Beverages (0.8%)

Dr. Pepper Snapple Group, Inc.		2,400	284,112

			284,112
Building products (1.0%)

Johnson Controls International PLC		3,522	124,115

Owens Corning		2,677	215,231

			339,346
Capital markets (8.0%)

E*Trade Financial Corp.(NON)		19,860	1,100,443

Goldman Sachs Group, Inc. (The)		2,170	546,536

Invesco, Ltd.		19,180	613,952

Piper Jaffray Cos.		6,580	546,469

			2,807,400
Chemicals (4.0%)

Celanese Corp. Ser. A		2,290	229,481

CF Industries Holdings, Inc.		5,820	219,589

Ecolab, Inc.		2,240	307,037

Novozymes A/S ADR (Denmark)(S)		3,480	182,108

W.R. Grace & Co.		7,330	448,816

			1,387,031
Construction materials (0.5%)

Summit Materials, Inc. Class A		6,033	182,679

			182,679
Containers and packaging (2.6%)

Ball Corp.		14,500	575,795

Graphic Packaging Holding Co.		22,840	350,594

			926,389
Electric utilities (1.9%)

Exelon Corp.		17,334	676,199

			676,199
Electrical equipment (2.1%)

AMETEK, Inc.		9,902	752,255

			752,255
Electronic equipment, instruments, and components (1.0%)

Orbotech, Ltd. (Israel)(NON)		5,520	343,234

			343,234
Energy equipment and services (0.3%)

Transocean, Ltd. (Switzerland)(NON)(S)		10,190	100,881

			100,881
Equity real estate investment trusts (REITs) (1.0%)

Host Hotels & Resorts, Inc.(R)		19,660	366,462

			366,462
Food products (2.4%)

Kraft Heinz Co. (The)		4,800	298,992

Pinnacle Foods, Inc.		10,201	551,874

			850,866
Health-care equipment and supplies (9.1%)

Becton Dickinson and Co.		5,447	1,180,365

Boston Scientific Corp.(NON)		29,150	796,378

Danaher Corp.		9,460	926,229

Dentsply Sirona, Inc.		5,920	297,835

			3,200,807
Hotels, restaurants, and leisure (1.2%)

Aramark		3,580	141,625

Hilton Worldwide Holdings, Inc.		3,410	268,572

			410,197
Household durables (0.8%)

PulteGroup, Inc.		9,950	293,426

			293,426
Independent power and renewable electricity producers (1.1%)

NRG Energy, Inc.		12,585	384,220

			384,220
Insurance (3.1%)

American International Group, Inc.		6,170	335,771

Assured Guaranty, Ltd.		8,920	322,904

Hartford Financial Services Group, Inc. (The)		8,036	414,015

			1,072,690
IT Services (6.2%)

DXC Technology Co.		15,410	1,549,167

Fidelity National Information Services, Inc.		6,600	635,580

			2,184,747
Leisure products (0.5%)

Brunswick Corp.		2,730	162,135

			162,135
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.		5,014	335,437

			335,437
Machinery (2.5%)

Dover Corp.		2,250	220,995

KION Group AG (Germany)		4,360	406,878

Oshkosh Corp.		3,360	259,627

			887,500
Metals and mining (1.0%)

Alcoa Corp.(NON)		8,190	368,222

			368,222
Multi-utilities (2.3%)

Ameren Corp.		7,400	419,062

CMS Energy Corp.		8,710	394,476

			813,538
Oil, gas, and consumable fuels (8.1%)

Anadarko Petroleum Corp.		4,750	286,948

Apache Corp.		4,960	190,861

ConocoPhillips		14,820	878,678

Devon Energy Corp.		3,120	99,185

Encana Corp. (Canada)		32,080	352,880

EOG Resources, Inc.		6,170	649,516

EQT Corp.		1,710	81,242

Marathon Oil Corp.		18,940	305,502

			2,844,812
Personal products (1.6%)

Unilever PLC (United Kingdom)		10,315	573,171

			573,171
Pharmaceuticals (2.9%)

Jazz Pharmaceuticals PLC(NON)		5,880	887,821

Medicines Co. (The)(NON)		4,140	136,372

			1,024,193
Road and rail (4.0%)

Norfolk Southern Corp.		2,750	373,395

Union Pacific Corp.		7,654	1,028,927

			1,402,322
Semiconductors and semiconductor equipment (1.2%)

First Solar Inc.(NON)		4,150	294,567

Lam Research Corp.		580	117,833

			412,400
Specialty retail (2.1%)

Gap, Inc. (The)		5,640	175,968

Michaels Cos., Inc. (The)(NON)		9,580	188,822

Tiffany & Co.		20	1,953

TJX Cos., Inc. (The)		4,468	364,410

			731,153
Technology hardware, storage, and peripherals (0.7%)

Xerox Corp.		8,265	237,867

			237,867

Total common stocks (cost $25,495,081)			$32,915,960

SHORT-TERM INVESTMENTS (6.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)	Shares	144,000	$144,000

Putnam Short Term Investment Fund 1.82%(AFF)	Shares	2,135,806	2,135,806

U.S. Treasury Bills 1.425%, 4/26/18(SEG)		$12,000	11,987

U.S. Treasury Bills 1.442%, 4/19/18(SEG)		40,000	39,969

U.S. Treasury Bills 1.443%, 5/10/18(SEG)		14,000	13,976

U.S. Treasury Bills 1.491%, 6/7/18(SEG)		3,000	2,991

U.S. Treasury Bills 1.735%, 7/12/18(SEG)		8,000	7,961

U.S. Treasury Bills 1.742%, 7/19/18(SEG)		2,000	1,990

Total short-term investments (cost $2,358,688)			$2,358,680

TOTAL INVESTMENTS

Total investments (cost $27,853,769)			$35,274,640

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	7	$924,305	$925,050	Jun-18	$(47,225)
S&P Mid Cap 400 Index E-Mini (Long)	3	563,631	564,930	Jun-18	(21,575)

Unrealized appreciation					—

Unrealized (depreciation)					(68,000)

Total					$(68,800)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Effective 4/30/18, Putnam VT Multi-Cap Value Fund was renamed Putnam VT Sustainable Future Fund.
(a)	Percentages indicated are based on net assets of $35,103,007.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,270,150	$906,967	$2,033,117	$2,827	$144,000
	Putnam Short Term Investment Fund**	1,405,081	3,373,514	2,642,789	9,586	2,135,806

	Total Short-term investments	$2,675,231	$4,280,481	$4,675,906	$12,413	$2,279,806
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $144,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $141,634.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $78,859.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,596,911	$—	$—
Consumer staples	1,134,978	573,171	—
Energy	2,945,693	—	—
Financials	8,635,067	—	—
Health care	4,560,437	—	—
Industrials	4,779,837	406,878	—
Information technology	3,178,248	—	—
Materials	2,864,321	—	—
Real estate	366,462	—	—
Utilities	1,873,957	—	—
Total common stocks	31,935,911	980,049	—
Short-term investments	2,135,806	222,874	—

Totals by level	$34,071,717	$1,202,923	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(68,800)	$—	$—

Totals by level	$(68,800)	$—	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$—	$68,800

Total	$—	$68,800

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		9

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018